Segment Information - Disclosure of detailed information of revenue by geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	$ 598,186	$ 547,294	$ 609,093
Total other revenues	553,074	634,816	643,845
Total revenues	1,151,260	1,182,110	1,252,938
Income relating to variable lease payments not included in measurement of net investment in finance lease	0	100	1,800
Norway
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	279,819	248,361	309,066
Total other revenues	350,889	390,442	359,784
Brazil
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	74,591	74,062	87,128
Total other revenues	102,055	115,866	151,123
Netherlands
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	71,313	40,427	74,726
Canada
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	49,150	48,097	43,123
Total other revenues	60,216	62,269	54,053
United Kingdom
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	110,634	123,716	64,926
Total other revenues	4,397	14,237	43,492
Australia
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		5,157	14,137
Total other revenues		483	3,276
Other
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	12,679	7,474	15,987
Total other revenues	35,517	51,519	32,117
Operating segments | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	295,735	290,823	263,868
Total other revenues	194,143	192,474	213,728
Total revenues	489,878	483,297	477,596
Operating segments | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	195,803	184,497	209,304
Total other revenues	317,692	358,194	340,283
Total revenues	513,495	542,691	549,587
Operating segments | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	34,166	29,719	50,283
Total other revenues	41,239	84,148	89,834
Total revenues	75,405	113,867	140,117
Operating segments | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	895	1,828	2,940
Total other revenues	0	0	0
Total revenues	895	1,828	2,940
Operating segments | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	80,134	45,991	74,726
Total other revenues	0	0	0
Total revenues	80,134	45,991	74,726
Operating segments | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			7,972
Total other revenues			0
Total revenues			7,972
Operating segments | Norway | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	144,743	120,032	153,483
Total other revenues	153,448	146,938	136,186
Operating segments | Norway | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	110,809	109,413	124,512
Total other revenues	170,165	178,866	156,065
Operating segments | Norway | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	23,098	17,088	28,131
Total other revenues	27,276	64,638	67,533
Operating segments | Norway | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	895	1,828	2,940
Total other revenues	0	0	0
Operating segments | Norway | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Norway | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			0
Total other revenues			0
Operating segments | Brazil | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	40,358	48,484	56,221
Total other revenues	36,298	39,750	64,903
Operating segments | Brazil | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	34,233	25,578	30,907
Total other revenues	65,757	76,116	86,220
Operating segments | Brazil | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Brazil | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Brazil | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Brazil | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			0
Total other revenues			0
Operating segments | Netherlands | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Operating segments | Netherlands | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Operating segments | Netherlands | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Operating segments | Netherlands | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Operating segments | Netherlands | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	80,134	45,991	74,726
Operating segments | Netherlands | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			0
Operating segments | Canada | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Canada | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	49,150	48,097	43,123
Total other revenues	60,216	62,269	54,053
Operating segments | Canada | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Canada | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Canada | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Canada | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			0
Total other revenues			0
Operating segments | United Kingdom | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	110,634	122,307	54,164
Total other revenues	4,397	5,786	12,639
Operating segments | United Kingdom | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	1,409	10,762
Total other revenues	0	3,098	25,172
Operating segments | United Kingdom | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	5,353	5,681
Operating segments | United Kingdom | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | United Kingdom | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | United Kingdom | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			0
Total other revenues			0
Operating segments | Australia | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0	0
Total other revenues		0	0
Operating segments | Australia | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0	0
Total other revenues		0	0
Operating segments | Australia | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		5,157	14,137
Total other revenues		483	3,276
Operating segments | Australia | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0	0
Total other revenues		0	0
Operating segments | Australia | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0	0
Total other revenues		0	0
Operating segments | Australia | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			0
Total other revenues			0
Operating segments | Other | FPSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Other | Shuttle Tanker Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	1,611	0	0
Total other revenues	21,554	37,845	18,773
Operating segments | Other | FSO Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	11,068	7,474	8,015
Total other revenues	13,963	13,674	13,344
Operating segments | Other | UMS Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Other | Towage Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0	0
Total other revenues	0	0	0
Operating segments | Other | Conventional Segment
Disclosure of geographical areas [line items]
Total revenues from contracts with customers			7,972
Total other revenues			0
Corporate/Eliminations
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	(8,547)	(5,564)
Total other revenues	0	0
Total revenues	(8,547)	(5,564)	$ 0
Corporate/Eliminations | Norway
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	274	0
Total other revenues	0	0
Corporate/Eliminations | Brazil
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Corporate/Eliminations | Netherlands
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	(8,821)	(5,564)
Corporate/Eliminations | Canada
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Corporate/Eliminations | United Kingdom
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	0	0
Corporate/Eliminations | Australia
Disclosure of geographical areas [line items]
Total revenues from contracts with customers		0
Total other revenues		0
Corporate/Eliminations | Other
Disclosure of geographical areas [line items]
Total revenues from contracts with customers	0	0
Total other revenues	$ 0	$ 0